SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Non-Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Number of options	4,208,169	4,234,698
Granted, Number of options	5,708,900
Exercised, Number of options	(42,307)
Forfeited, Number of options	(714,775)
Expired, Number of options	(840,000)
Outstanding at end of year, Number of shares upon exercise	8,319,987	4,234,698
Exercisable at end of year, Number of options	2,180,320
Outstanding at beginning of year, Weighted average exercise price (per option)	$ 8.04	$ 9.06
Granted, Weighted average exercise price (per option)	$ 0.17
Exercised, Weighted average exercise price (per option)	$ 0.01
Forfeited, Weighted average exercise price (per option)	$ 3.69
Expired, Weighted average exercise price (per option)	$ 27.14
Outstanding at end of year, Weighted average exercise price	$ 1.13	$ 9.06
Exercisable at end of year, Weighted average exercise price (per option)	$ 3.35
Outstanding, Weighted average remaining contractual term	6 years 1 month 5 days
Exercisable, Weighted average remaining contractual term	3 years 3 months
Outstanding, Aggregate intrinsic value (in thousands)	$ 50
Exercisable, Aggregate intrinsic value (in thousands)	9
Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Number of options	891,788	1,075,326
Forfeited, Number of options	(79,903)
Outstanding at end of year, Number of shares upon exercise	811,885	1,075,326
Exercisable at end of year, Number of options	61,885
Outstanding at beginning of year, Weighted average exercise price (per option)	$ 6.12	$ 6.18
Forfeited, Weighted average exercise price (per option)	$ 2.88
Outstanding at end of year, Weighted average exercise price	$ 9.5	$ 6.18
Exercisable at end of year, Weighted average exercise price (per option)	$ 6.44
Outstanding, Weighted average remaining contractual term	4 years 15 days
Exercisable, Weighted average remaining contractual term	6 years 6 months 17 days
Outstanding, Aggregate intrinsic value (in thousands)	0
Exercisable, Aggregate intrinsic value (in thousands)	$ 0